EQUITY	12 Months Ended
Dec. 31, 2020
Equity [abstract]
EQUITY	EQUITY
The partnership’s capital structure is comprised of seven classes of partnership units: GP Units, LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units, FV LTIP units of the Operating Partnership and BPYU Units. In addition, the partnership issued Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 in the first quarter of 2019, Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 in the third quarter of 2019 and Class A Cumulative Redeemable Perpetual Preferred Units, Series 3 in the first quarter of 2020 (“Preferred Equity Units”).

a)General and limited partnership units
GP Units entitle the holder to the right to govern the financial and operating policies of the partnership. The GP Units are entitled to a 1% general partnership interest.

LP Units entitle the holder to their proportionate share of distributions and are listed and publicly traded on the Nasdaq and the TSX. Each LP Unit entitles the holder thereof to one vote for the purposes of any approval at a meeting of limited partners, provided that holders of the Redeemable/Exchangeable Partnership Units that are exchanged for LP Units will only be entitled to a maximum number of votes in respect of the Redeemable/Exchangeable Partnership Units equal to 49% of the total voting power of all outstanding units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2020	2019	2018	2020	2019	2018
Outstanding, beginning of year	139	139	139	439,802	424,198	254,989
Issued on August 28, 2018 for the acquisition of GGP	—	—	—	—	—	109,702
Exchange LP Units exchanged	—	—	—	169	425	7,770
BPYU Units exchanged				11,580	36,316	56,166
Distribution reinvestment program	—	—	—	998	257	175
Issued under unit-based compensation plan	—	—	—	—	858	57
LP Units issued	—	—	—	59,497	—	—
Repurchases of LP Units	—	—	—	(76,066)	(22,252)	(4,661)
Outstanding, end of year	139	139	139	435,980	439,802	424,198

b)Units of the operating partnership held by Brookfield Asset Management

Redeemable/Exchangeable Partnership Units
There were 451,365,017 Redeemable/Exchangeable Partnership Units outstanding at December 31, 2020 and 432,649,105 outstanding at 2019 and 2018.

Special limited partnership units
Brookfield Property Special L.P. (“Special LP”) is entitled to receive equity enhancement distributions and incentive distributions from the operating partnership as a result of its ownership of the Special LP Units.

There were 4,759,997 Special LP Units outstanding at December 31, 2020, 2019 and 2018.

c)Limited partnership units of Brookfield Office Properties Exchange LP
The Exchange LP Units are exchangeable at any time on a one-for-one basis, at the option of the holder, subject to their terms and applicable law, for LP Units. An Exchange LP Unit provides a holder thereof with economic terms that are substantially equivalent to those of a LP Unit. Subject to certain conditions and applicable law, Exchange LP will have the right, commencing June 9, 2021, to redeem all of the then outstanding Exchange LP Units at a price equal to the 20-day volume-weighted average trading price of an LP Unit plus all declared, payable, and unpaid distributions on such units.

The following table presents changes to the Exchange LP Units from the beginning of the year:

	Exchange LP Units
(Thousands of units)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding, beginning of year	2,883	3,308	11,078
Exchange LP Units exchanged (1)	(169)	(425)	(7,770)
Outstanding, end of year	2,714	2,883	3,308
(1)Exchange LP Units issued for the acquisition of incremental BPO common shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

d)    FV LTIP Units
The partnership issued units under the Brookfield Property L.P. FV LTIP Unit Plan (“FV LTIP Units”) to certain participants in 2019. Each FV LTIP unit will vest over a period of five years and is redeemable for LP Units, BPYU Units or a cash payment subject to a conversion adjustment. There were 1,899,661 FV LTIP Units outstanding at December 31, 2020.

e)     Class A shares of Brookfield Property REIT Inc.
BPYU Units were issued to former GGP Inc. (“GGP”) common shareholders who elected to receive BPYU Units as consideration, in connection with the August 28, 2018 closing of the partnership’s acquisition of all outstanding common shares of GGP not already owned by the partnership. Each BPYU Unit is structured to provide an economic return equivalent to an LP Unit. The holder of a BPYU Unit has the right, at any time, to request the share be redeemed for cash equivalent to the value of an LP Unit. In the event the holder of a BPYU Unit exercises this right, the partnership has the right, at its sole discretion, to satisfy the redemption request with an LP Unit rather than cash. As a result, BPYU Units participate in earnings and distribution on a per unit basis equivalent to the per unit participation of LP Units. The partnership presents BPYU Units as a component of non-controlling interest.

The following table presents changes to the BPYU Units from the beginning of the year:

	Class A shares of Brookfield Property REIT Inc.
(Thousands of units)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding, beginning of year	64,025	106,090	—
Issued on August 28, 2018 for the acquisition of GGP	—	—	162,324
BPYU Units exchanged(1)	(11,580)	(36,316)	(56,166)
Repurchase of BPYU Units	(13,396)	(5,724)	—
BPYU Units issued	84	—	—
Forfeitures	(6)	(25)	(68)
Outstanding, end of year(2)	39,127	64,025	106,090
(1)Represents BPYU Units that have been exchanged for LP Units. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of BPYU Units.
(2)In addition, there were 1,418,001 BPYU Units held in treasury as of December 31, 2020.

f)    Preferred Equity Units
During the year ended December 31, 2019, the partnership issued 7,360,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 at $25.00 per unit at a coupon rate of 6.5% and 10,000,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 at $25.00 per unit at a coupon rate of 6.375%. In total $722 million of gross proceeds were raised and $23 million in underwriting and issuance costs were incurred.

During the year ended December 31, 2020, the partnership issued 11,500,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 3 at $25.00 per unit at a coupon rate of 5.75%. In total $288 million of gross proceeds were raised and $9 million in underwriting and issuance costs were incurred. At December 31, 2020, Preferred Equity Units had a total carrying value of $699 million (December 31, 2019 - $420 million).

g)    Distributions
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

(US$ Millions, except per unit information) Years ended Dec. 31,	2020	2019	2018
Limited partners	$583	$573	$410
Holders of:
Redeemable/exchangeable partnership units	581	574	545
Special LP Units	6	6	6
Exchange LP Units	4	4	9
FV LTIP of the Operating Partnership	2	1	—
BPYU Units	68	108	89
Total distributions	$1,244	$1,266	$1,059
Per unit(1)	$1.33	$1.32	$1.26
(1)Per unit outstanding on the record date for each.
h)    Earnings per Unit
The partnership’s net income per LP Unit and weighted average units outstanding are calculated as follows:

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Net (loss) income attributable to limited partners	$(1,098)	$884	$764
(Loss) Income reallocation related to mandatorily convertible preferred shares	(89)	80	98
Less: Preferred equity dividend	(20)	(15)	—
Net (loss) income attributable to limited partners - basic	(1,207)	949	862
Dilutive effect of conversion of preferred shares and options(1)	—	8	35
Net (loss) income attributable to limited partners - diluted	$(1,207)	$957	$897

(Millions of units/shares)
Weighted average number of LP Units outstanding	435.1	431.3	307.7
Mandatorily convertible preferred shares	70.1	70.1	70.0
Weighted average number of LP Units outstanding - basic	505.2	501.4	377.7
Dilutive effect of conversion of preferred shares and options(1)	—	6.7	18.5
Weighted average number of LP Units outstanding - diluted	505.2	508.1	396.2
(1)There was no dilutive impact from options during 2020 as the average market price did not exceed the exercise price.